Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	SASOL LTD
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0000314590
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Sasol ordinary shares of no par value
Entity Information
Entity Common Stock, Shares Outstanding	626,034,410
Sasol BEE ordinary shares of no par value
Entity Information
Entity Common Stock, Shares Outstanding	6,331,347